Commitments and Contingencies (Details Textual) - 12 months ended Dec. 31, 2016 - Forasen Group’s [Member]	USD ($)	CNY (¥)
Commitments and Contingencies [Line Items]
Guaranty Liabilities	$ 8,645,459	¥ 60,050,000
Building Pledged As Collateral For Loans	$ 4,000,000	¥ 27,540,000
Line of Credit Facility, Expiration Date	Apr. 08, 2017